Feb. 09, 2021
Investor A, Institutional | BlackRock U.S. Impact Fund
Fund Overview Key Facts About BlackRock U.S. Impact Fund
Investment Objective
The investment objective of BlackRock U.S. Impact Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 34 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-86 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of May 27, 2020.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. securities. The Fund will invest primarily in equity securities and other financial instruments that have similar economic characteristics to such securities. Equity securities include, but are not limited to, common stock, preferred stock, convertible securities and depositary receipts. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies. BlackRock will seek to invest in portfolio securities that BlackRock believes (i) can bring additional and measurable impact based on the Impact Themes (as defined below)and (ii) also have the potential to produce attractive long-term returns across economic sectors. As part of its methodology, BlackRock identifies “Impact Themes” (including, but not limited to, affordable housing, education and skilling, financial and digital inclusion, public health, safety and security, efficiency, electrification and digitalization, green energy, pollution remediation and prevention, sustainable food, water and waste) that seek to encapsulate companies which are helping to address the United Nations Sustainable Development Goals (“SDGs”) through their products and services. The SDGs are a series of goals published by the United Nations that recognize that ending poverty and other deprivations must go hand-in-hand with improvements in health, education, and economic growth, and reduction in inequalities, while tackling climate change and working to preserve the planet’s oceans and forests. BlackRock maps its Impact Themes to the SDGs and considers whether a portfolio company’s core business areas align to the Impact Themes. BlackRock considers three main criteria when selecting portfolio constituents for the investment universe: · materiality (that a majority of revenues or business activity advances one or more of the SDGs); · additionality (that a company’s products and/or services address a specific need that is unlikely to be met by other institutions); and · measurability (that the impact a company is achieving over time can be quantified). The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor. ∎ Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. ∎ Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. ∎ Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers. ∎ Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money. A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time. ∎ Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. ∎ Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. ∎ Risks of Impact Investing — The Fund intends to invest a portion of its assets in companies with measurable societal impact outcomes, pursuant to BlackRock’s qualitative, proprietary methodology. This may affect the Fund’s exposure to certain companies or industries and the Fund will forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in companies based on expected societal impact outcomes. BlackRock seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. ∎ Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Performance Information
Because the Fund has not commenced operations as of May 27, 2020, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmark is the Russell Midcap® Index.